DEBT - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Line of credit	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 0
Interest expense			43,200	43,200
Revolving Credit Facility | Unsecured Debt | SRT Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving credit loan commitment	50,000,000	50,000,000	50,000,000	50,000,000
Line of credit	50,000,000	50,000,000	50,000,000	50,000,000
Line of credit, available to borrow	$ 0	$ 0	$ 0	$ 0
Revolving Credit Facility | Unsecured Debt | Secured Overnight Financing Rate (SOFR) | SRT Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable interest rate		3.00%
Revolving Credit Facility | Unsecured Debt | Base Rate | SRT Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	7.60%	2.75%